Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,749,041		$ 2,662,825
Goodwill resulting from acquisitions	95,867	[1]	86,216	[2]
Goodwill, Ending Balance	$ 2,844,908		$ 2,749,041

[1]	Mainly relates to the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization, see also Note 3. In allocating the total preliminary purchase price of Astadia, based on estimated fair values, the Company recorded $86,381 of goodwill, $27,677 of customer relationships to be amortized over approximately six years, $8,001 of core technology to be amortized over approximately four years, and $1,784 of trademark to be amortized over approximately three years.
[2]	Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $57,687 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $35,124 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.